Summary of significant accounting policies (Details 2) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Non-current assets
Investment property	$ 233,360	$ 253,239
Right-of-use assets	9,855
Trading properties	5,483	10,344
Investments in associates and joint ventures	31,093	40,322
Deferred income tax assets		(230)
Trade and other receivables	12,370	12,667
Total non-current assets	333,358	377,424
Current assets
Income tax credit	12
Trading properties	366	5,097
Trade and other receivables	22,544	23,260
Assets held for sale	8,045	8,077
Total current assets	141,276	149,432
TOTAL ASSETS	474,634	526,856
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(909)	(231)
Total capital and reserves attributable to equity holders of the parent		(231)
Shareholders' equity attributable to Non-controlling interest	(909)
Non-controlling interest	53,744	58,181
TOTAL SHAREHOLDERS' EQUITY	85,819	119,515	$ 99,344	$ 89,159
Non-current liabilities
Lease liabilities	7,432
Trade and other payables	1,753	5,624
Borrowings	267,024	281,659
Deferred income tax liabilities		(166)
Total non-current liabilities	314,856	334,411
Current liabilities
Lease liabilities	2,745
Trade and other payables	18,561	22,927
Borrowings		77
liabilities held for sale	5,693	5,045
Total current liabilities	73,959	72,930
TOTAL LIABILITIES	388,815	407,341
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	474,634	526,856
Implementation of IFRS 15 [Member]
Non-current assets
Trading properties		(4,143)
Investments in associates and joint ventures		159
Deferred income tax assets		(230)
Trade and other receivables		393
Total non-current assets		(3,821)
Current assets
Trading properties		(1,048)
Trade and other receivables		418
Total current assets		(630)
TOTAL ASSETS		(4,451)
Shareholders' equity attributable to equity holders of the parent
Retained earnings		143
Total capital and reserves attributable to equity holders of the parent		143
Non-controlling interest		186
TOTAL SHAREHOLDERS' EQUITY		329
Non-current liabilities
Trade and other payables		(1,933)
Borrowings
Deferred income tax liabilities		(53)
Total non-current liabilities		(1,986)
Current liabilities
Trade and other payables		(2,794)
Borrowings
Total current liabilities		(2,794)
TOTAL LIABILITIES		(4,780)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES		(4,451)
Implementation of IFRS 9 [Member]
Non-current assets
Trading properties
Investments in associates and joint ventures		(258)
Deferred income tax assets
Trade and other receivables		(126)
Total non-current assets		(384)
Current assets
Trading properties
Trade and other receivables		(10)
Total current assets		(10)
TOTAL ASSETS		(394)
Shareholders' equity attributable to equity holders of the parent
Retained earnings		(374)
Total capital and reserves attributable to equity holders of the parent		(374)
Non-controlling interest		(190)
TOTAL SHAREHOLDERS' EQUITY		(564)
Non-current liabilities
Trade and other payables
Borrowings		206
Deferred income tax liabilities		(113)
Total non-current liabilities		93
Current liabilities
Trade and other payables
Borrowings		77
Total current liabilities		77
TOTAL LIABILITIES		170
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES		$ (394)
IFRS 16 Impact [Member]
Non-current assets
Investment property	298
Right-of-use assets	9,855
Investments in associates and joint ventures
Trade and other receivables	84
Total non-current assets	10,237
Current assets
Income tax credit	12
Trade and other receivables	(119)
Assets held for sale	2,184
Total current assets	2,077
TOTAL ASSETS	12,314
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(131)
Shareholders' equity attributable to Non-controlling interest	(131)
Non-controlling interest
TOTAL SHAREHOLDERS' EQUITY	(131)
Non-current liabilities
Lease liabilities	7,432
Total non-current liabilities	7,432
Current liabilities
Lease liabilities	2,745
Trade and other payables	(48)
liabilities held for sale	2,316
Total current liabilities	5,013
TOTAL LIABILITIES	12,445
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	12,314
IAS 28 Impact [Member]
Non-current assets
Investment property
Right-of-use assets
Investments in associates and joint ventures	(1,373)
Trade and other receivables
Total non-current assets	(1,373)
Current assets
Income tax credit
Trade and other receivables
Assets held for sale
Total current assets
TOTAL ASSETS	(1,373)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(778)
Shareholders' equity attributable to Non-controlling interest	(778)
Non-controlling interest	(595)
TOTAL SHAREHOLDERS' EQUITY	(1,373)
Non-current liabilities
Lease liabilities
Total non-current liabilities
Current liabilities
Lease liabilities
Trade and other payables
liabilities held for sale
Total current liabilities
TOTAL LIABILITIES
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ (1,373)